Mundoval Fund
	Schedule of Investments
	September 30, 2020 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Aircraft
1,000	The Boeing Company		$ 165,260	0.71%

Aircraft Engines & Engine Parts
4,000	Raytheon Technologies Corporation		230,160	1.00%

Beverages
4,000	Diageo PLC **		550,640
12,000	LVMH Moët Hennessy Louis Vuitton **		1,130,760
			1,681,400	7.33%

Biological Products, (No Diagnostic Substances)
1,200	Biogen Inc. *		340,416	1.48%

Cable & Other Pay Television Services
4,664	The Walt Disney Company		578,709
2,500	Viacom CBS Inc. Class B		70,025
			648,734	2.83%

Cigarettes
8,000	British American Tobacco PLC **		289,200	1.26%

Electronic Computers
24,000	Apple Inc.		2,779,440	12.12%

Fire, Marine & Casualty Insurance
1,600	Berkshire Hathaway Inc. Class B *		340,704	1.49%

Food and Kindred Products
6,000	Nestlé S.A. **		715,530	3.12%

Malt Beverages
1,000	Anheuser-Busch InBev SA/NV **		53,880	0.23%

National Commercial Banks
25,000	Bank of America Corporation		602,250
10,000	Citigroup, Inc.		431,100
			1,033,350	4.50%

Perfumes, Cosmetics & Other Toilet Preparations
5,000	The Estée Lauder Companies Inc. Class A		1,091,250	4.76%

Petroleum Refining
5,000	Valero Energy Corporation		216,600	0.94%

Pharmaceutical Preparations
16,000	Bayer Aktiengesellschaft **		239,200
5,000	Grifols, S.A. **		86,750
12,000	Novo Nordisk A/S **		833,160
18,000	Roche Holding Ltd. **		770,580
30,000	Teva Pharmaceutical Industries Limited * **		270,300
			2,199,990	9.59%

Retail - Family Clothing Stores
12,000	The TJX Companies, Inc.		667,800	2.91%

Rubber & Plastics Footwear
8,000	NIKE, Inc.		1,004,320	4.38%

Security & Commodity Brokers, Dealers, Exchanges & Services
6,500	T. Rowe Price Group, Inc.		833,430	3.63%

Semiconductors & Related Devices
7,500	Taiwan Semiconductor Manufacturing Company Ltd. **		608,025	2.65%

Services - Business Services, NEC
1,800	Alibaba Group Holding Limited * **		529,164
8,000	MasterCard Incorporated Class A		2,705,360
			3,234,524	14.11%

Services - Computer Programming, Data Processing, Etc.
700	Alphabet Inc. Class A *		1,025,920
701	Alphabet Inc. Class C *		1,030,190
1,500	Facebook, Inc. *		392,850
			2,448,960	10.69%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
16,000	Reckitt Benckiser Group PLC **		314,400
10,000	Unilever PLC **		616,800
			931,200	4.06%

Sugar & Confectionery Products
4,500	The Hershey Company		645,030	2.81%

Total for Common Stocks (Cost - $9,976,401)			$ 22,159,203	96.60%

Money Market Funds
778,787	Invesco Treasury Portfolio Institutional Class 0.07% ***		778,787	3.40%
	(Cost - $778,787)

	Total Investment Securities		22,937,990	100.00%
	(Cost - $10,755,188)

	Other Assets in Excess of Liabilitites		139	0.00%

	Net Assets		$ 22,938,129	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The yield shown represents the 7-day yield at September 30, 2020.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2020, was $10,755,188. At September 30, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Gain	$ 12,355,060
		Unrealized Loss	(172,258)
		Unrealized Gain	$ 12,182,802

2. SECURITIES VALUATION

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2020:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,159,203	$ -	$ -	$ 22,159,203
Money Market Funds	778,787	-	-	778,787
Total	$ 22,937,990	$ -	$ -	$ 22,937,990